Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) Unit	Dec. 31, 2021 USD ($) Unit	Dec. 31, 2020 CNY (¥) Unit	Dec. 31, 2019 CNY (¥)
Amortization Of Intangible Assets Disclosure [Abstract]
Number of reporting units the company	3	3	2
Impairment loss on intangible assets	¥ 6	$ 1	¥ 350	¥ 406
Amortization expense of intangible assets	¥ 471	$ 74	¥ 544	¥ 661